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                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                                   Suite 2100
                            Chicago, Illinois 60606

                                                            August 9, 2005

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:   Van Kampen Advantage Municipal Income Trust II
               Registration Statement on Form N-14
               (File No. 811-07868)

Ladies and Gentlemen:

         Van Kampen Advantage Municipal Income Trust II (the "Registrant") hereby files via EDGAR one electronically signed copy of Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the "Registration Statement") in connection with the reorganization of Van Kampen Municipal Opportunity Trust II (File No. 811-07676) and Van Kampen Value Municipal Income Trust (File No. 811-07400) into the Registrant, complete with certain exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits are filed pursuant to the Securities Act of 1933, as amended, and the General Rules and Regulations of the Securities and Exchange Commission promulgated thereunder.

         In connection with the effectiveness of the Registration Statement, the Registrant acknowledges that the disclosure included in the Registration Statement is the responsibility of the Registrant. The Registrant further acknowledges that the action of the Commission or the staff acting pursuant to delegated authority in reviewing the Registration Statement does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosures in the Registration Statement; and that the Registrant will not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         Should the staff have any questions regarding the foregoing, please do not hesitate to call me at (312) 407-0940 or Dan Burton at (212) 762-7126.

                                          Very truly yours,

                                          /s/ Christopher Rohrbacher
                                          --------------------------

                                          Christopher Rohrbacher